MassMutual Select Large Cap Growth Fund
MassMutual Select Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and future income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Large Cap Growth Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Large Cap Growth Fund	Class S	Class Y		Class L		Class A
Management Fees	0.65%	0.65%		0.65%		0.65%
Distribution and Service (Rule 12b-1) Fees	none	none		none		0.25%
Other Expenses	0.27%	0.31%	[1]	0.46%	[1]	0.46%
Total Annual Fund Operating Expenses	0.92%	0.96%		1.11%		1.36%
[1]	Other Expenses for Classes Y and L have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	94	293	509	1,131
Class Y	98	306	531	1,178
Class L	113	353	612	1,352
Class A	706	981	1,277	2,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Rainier Investment Management, Inc. (“Rainier”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of January 31, 2012, $422 million to $425.54 billion). Equity securities may include common stocks, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund will normally be invested in 75-150 securities. The Fund seeks to invest over a broad cross-section of economic sectors and industries.

In selecting securities, Rainier generally seeks to identify companies that it believes are likely to demonstrate superior earnings growth relative to their peers. Rainier typically favors companies that it believes have attractive fundamentals, such as strong revenue, earnings, or cash flow growth. To help control risk, Rainier typically compares the Fund’s economic sector weightings to those of a broad index, and normally avoids extreme overweighting or underweighting relative to the index.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’10,	14.57%	Lowest Quarter:	4Q ’08,	- 21.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Large Cap Growth Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	(4.31%)	(0.80%)	0.11%
Class S Return After Taxes on Distributions	(5.93%)	(1.39%)	(0.25%)
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.75%)	(0.66%)	0.10%
Class Y Return Before Taxes	(4.36%)	(0.77%)	0.09%
Class L Return Before Taxes	(4.68%)	(1.09%)	(0.01%)
Class A Return Before Taxes	(10.17%)	(2.38%)	(0.92%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%